3 Segment Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	£ 180	£ 312	£ 149
Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	180	312	149
Continuing operations [member] | UNITED KINGDOM
Disclosure of operating segments [line items]
Revenue	4	197	149
Continuing operations [member] | Rest of europe [member]
Disclosure of operating segments [line items]
Revenue	114	55
Continuing operations [member] | Rest of the world [member]
Disclosure of operating segments [line items]
Revenue	62	60
Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue	180	312	4,031
Discontinued operations [member] | UNITED STATES
Disclosure of operating segments [line items]
Revenue			£ 3,882